Notes to the Consolidated Statements of Financial Position - Schedule of Right-of-Use Assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net book value
Net book value	€ 861,667	€ 758,367
Building [Member]
Net book value
Net book value	816,407	679,622
Cars [Member]
Net book value
Net book value	45,260	78,745
Cost [Member]
Cost
Balance, beginning	2,923,957	2,835,252
Additions	451,427	68,604
Exchange differences	(38,922)	20,101
Balance, ending	3,336,462	2,923,957
Cost [Member] | Building [Member]
Cost
Balance, beginning	2,681,219	2,661,118
Additions	451,427
Exchange differences	(38,922)	20,101
Balance, ending	3,093,724	2,681,219
Cost [Member] | Cars [Member]
Cost
Balance, beginning	242,738	174,134
Additions		68,604
Exchange differences
Balance, ending	242,738	242,738
Accumulated depreciation [Member]
Cost
Balance, beginning	(2,165,590)	(1,763,586)
Exchange differences	33,107	(15,151)
Balance, ending	(2,474,796)	(2,165,590)
Accumulated depreciation
Depreciation charge for the year	(342,313)	(386,852)
Accumulated depreciation [Member] | Building [Member]
Cost
Balance, beginning	(2,001,597)	(1,633,020)
Exchange differences	33,107	(15,151)
Balance, ending	(2,277,318)	(2,001,597)
Accumulated depreciation
Depreciation charge for the year	(308,827)	(353,426)
Accumulated depreciation [Member] | Cars [Member]
Cost
Balance, beginning	(163,993)	(130,566)
Exchange differences
Balance, ending	(197,478)	(163,993)
Accumulated depreciation
Depreciation charge for the year	€ (33,486)	€ (33,427)